MFS(R) VARIABLE INSURANCE TRUST

                            MFS RESEARCH BOND SERIES

          Supplement to the Current Statement of Additional Information

Effective immediately, the sub-heading entitled "Other Accounts", under Appendix C entitled "Portfolio Manager(s)" is hereby restated as follows:

Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of December 29, 2006 were as follows:

------------------ ------------------------------- ------------------------------ ---------------------------
                   Registered          Investment  Other    Pooled    Investment
                   Companies                       Vehicles                             Other Accounts
------------------ ------------------------------- ------------------------------ ---------------------------
------------------ ------------ ------------------ ----------- ------------------ ------------ --------------
      Name           Number       Total Assets*    Number of     Total Assets      Number of   Total Assets
                       of
                    Accounts*                       Accounts                       Accounts
------------------ ------------ ------------------ ----------- ------------------ ------------ --------------
------------------ ------------ ------------------ ----------- ------------------ ------------ --------------
Michael W.             10          $25 billion         1          $86 million          2       $57.1 million
Roberge
------------------ ------------ ------------------ ----------- ------------------ ------------ --------------
------------------ ------------ ------------------ ----------- ------------------ ------------ --------------
Robert D. Persons      13         $9.4 billion         2         $361 million          1        $21 million
------------------ ------------ ------------------ ----------- ------------------ ------------ --------------
------------------ ------------ ------------------ ----------- ------------------ ------------ --------------
Jeffrey S.
Wakelin                 3         $2.4 billion         1          $86 million          1        $21 million
------------------ ------------ ------------------ ----------- ------------------ ------------ --------------

----------------

*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.


                The date of this Supplement is February 1, 2007.